UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3105
Oppenheimer Capital Appreciation Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 02/28/2009

Item 1. Reports to Stockholders.

February 28, 2009

Oppenheimer

Capital Appreciation Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

February 28, 2009 Oppenheimer Management Capital Commentaries and Appreciation Fund Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Manager Listing of Top Holdings S E M I A N N U A L R E P O RT Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Top Ten Common Stock Industries

Communications Equipment	8.3%
Oil, Gas & Consumable Fuels	6.7
Chemicals	6.5
Biotechnology	5.8
IT Services	5.8
Health Care Equipment & Supplies	5.4
Software	4.5
Internet Software & Services	4.5
Capital Markets	4.1
Semiconductors & Semiconductor Equipment	4.0
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on net assets.
Top Ten Common Stock Holdings

Google, Inc., Cl. A	3.8%
QUALCOMM, Inc.	3.8
Monsanto Co.	3.5
Apple, Inc.	3.0
Baxter International, Inc.	2.4
Gilead Sciences, Inc.	2.3
Thermo Fisher Scientific, Inc.	2.3
Nestle SA	2.2
Research in Motion Ltd.	2.2
Occidental Petroleum Corp.	2.1
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on net assets.
For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
9 | OPPENHEIMER CAPITAL APPRECIATION FUND

TOP HOLDINGS AND ALLOCATIONS
Sector Allocation
l Information Technology 31.9% Communications Equipment 8.5 IT Services 5.8 Software 4.6 Internet Software & Services 4.5 Semiconductors & Semiconductor Equipment 4.1 Computers & Peripherals 3.8 Electronic Equipment & Instruments 0.6 l Health Care 21.0 l Energy 9.5 l Consumer Staples 9.0 l Financials 7.9 l Materials 6.5 l Industrials 6.4 l Consumer Discretionary 5.5 l Telecommunication Services 2.3
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on the total market value of common stocks.
10 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 1/22/81. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/3/97. Class Y shares are offered only to certain institutional
11 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES
investors under a special agreement with the Distributor, and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER CAPITAL APPRECIATION FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
13 | OPPENHEIMER CAPITAL APPRECIATION FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2008	February 28, 2009	February 28, 2009

Actual
Class A	$1,000.00	$553.70	$4.60
Class B	1,000.00	551.60	7.67
Class C	1,000.00	551.70	7.51
Class N	1,000.00	553.10	5.65
Class Y	1,000.00	554.90	2.90

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.89	5.97
Class B	1,000.00	1,014.98	9.94
Class C	1,000.00	1,015.17	9.74
Class N	1,000.00	1,017.55	7.33
Class Y	1,000.00	1,021.08	3.77
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2009 are as follows:

Class	Expense Ratios

Class A	1.19%
Class B	1.98
Class C	1.94
Class N	1.46
Class Y	0.75
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS February 28, 2009 / Unaudited

	Shares	Value

Common Stocks—98.7%
Consumer Discretionary—5.4%
Diversified Consumer Services—0.6%
Apollo Group, Inc., Cl. A1	348,750	$25,284,375
Hotels, Restaurants & Leisure—0.5%
Burger King Holdings, Inc.	1,092,800	23,484,272
Media—1.8%
Cablevision Systems Corp. New York Group, Cl. A	2,653,595	34,470,199
McGraw-Hill Cos., Inc. (The)	1,227,070	24,210,091
Walt Disney Co. (The)	1,055,490	17,700,567

		76,380,857

Specialty Retail—0.8%
Staples, Inc.	2,251,950	35,918,603
Textiles, Apparel & Luxury Goods—1.7%
Coach, Inc.[1]	2,598,150	36,322,137
Nike, Inc., Cl. B	475,820	19,760,805
Polo Ralph Lauren Corp., Cl. A	545,155	18,791,493

		74,874,435

Consumer Staples—8.9%
Beverages—2.1%
PepsiCo, Inc.	1,922,130	92,531,338
Food & Staples Retailing—2.1%
Wal-Mart Stores, Inc.	1,835,460	90,378,050
Food Products—3.0%
Cadbury plc	4,890,334	37,595,335
Nestle SA	2,926,178	95,900,897

		133,496,232

Household Products—1.1%
Colgate-Palmolive Co.	779,740	46,924,753
Personal Products—0.1%
Mead Johnson Nutrition Co., Cl. A1	146,940	4,054,075
Tobacco—0.5%
Philip Morris International, Inc.	672,140	22,496,526
Energy—9.3%
Energy Equipment & Services—2.6%
Cameron International Corp.[1]	1,290,250	24,876,020
Schlumberger Ltd.	1,761,746	67,052,053
Transocean Ltd.[1]	405,120	24,214,022

		116,142,095

Oil, Gas & Consumable Fuels—6.7%
Apache Corp.	219,120	12,947,801
Devon Energy Corp.	496,070	21,663,377
Occidental Petroleum Corp.	1,809,092	93,837,602
Range Resources Corp.	2,085,223	74,171,382
XTO Energy, Inc.	2,841,606	89,965,246

		292,585,408

Financials—7.8%
Capital Markets—4.1%
Charles Schwab Corp. (The)	2,376,660	30,207,349
Credit Suisse Group AG	1,692,235	41,557,419
Goldman Sachs Group, Inc. (The)	414,464	37,749,381
Julius Baer Holding AG	594,746	13,782,735
Northern Trust Corp.	682,940	37,937,317
T. Rowe Price Group, Inc.	768,790	17,482,285

		178,716,486

Diversified Financial Services—2.8%
BM&F BOVESPA SA	8,638,000	21,744,903
Intercontinental Exchange, Inc.[1]	1,095,210	62,175,072
MSCI, Inc., Cl. A1	2,282,840	35,977,558

		119,897,533

Insurance—0.5%
Aon Corp.	573,360	21,925,286
Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc.	937,700	18,678,984
F1 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care—20.7%
Biotechnology—5.8%
Amgen, Inc.[1]	649,250	$31,767,803
Celgene Corp.[1]	1,461,420	65,369,317
Genentech, Inc.[1]	551,730	47,200,502
Gilead Sciences, Inc.[1]	2,212,138	99,103,782
Vertex Pharmaceuticals, Inc.[1]	334,680	10,117,376

		253,558,780

Health Care Equipment & Supplies—5.4%
Bard (C.R.), Inc.	296,529	23,799,418
Baxter International, Inc.	2,088,860	106,343,863
Dentsply International, Inc.	1,583,260	36,604,971
Intuitive Surgical, Inc.[1]	190,870	17,361,535
Medtronic, Inc.	843,150	24,948,809
Stryker Corp.	800,530	26,953,845

		236,012,441

Health Care Providers & Services—2.8%
Express Scripts, Inc.[1]	1,711,580	86,092,474
Schein (Henry), Inc.[1]	1,023,157	37,529,399

		123,621,873

Life Sciences Tools & Services—4.0%
Covance, Inc.[1]	828,942	31,483,217
Illumina, Inc.[1]	1,387,580	43,472,881
Thermo Fisher Scientific, Inc.[1]	2,720,647	98,650,660

		173,606,758

Pharmaceuticals—2.7%
Allergan, Inc.	1,278,494	49,528,858
Roche Holding AG	300,543	34,168,670
Shire plc	2,922,638	34,874,002

		118,571,530

Industrials—6.3%
Aerospace & Defense—3.3%
General Dynamics Corp.	526,628	23,076,839
Lockheed Martin Corp.	1,274,268	80,419,053
United Technologies Corp.	1,024,805	41,842,788

		145,338,680

Construction & Engineering—0.5%
Quanta Services, Inc.[1]	1,221,430	21,497,168
Electrical Equipment—1.5%
ABB Ltd.	5,512,356	66,632,997
Machinery—0.5%
Joy Global, Inc.	1,189,090	20,761,511
Road & Rail—0.5%
Burlington Northern Santa Fe Corp.	381,100	22,397,247
Information Technology—31.5%
Communications Equipment—8.3%
Cisco Systems, Inc.[1]	5,514,633	80,348,203
F5 Networks, Inc.[1]	1,154,360	23,087,200
QUALCOMM, Inc.	4,954,440	165,626,929
Research in Motion Ltd.[1]	2,398,009	95,776,479

		364,838,811

Computers & Peripherals—3.8%
Apple, Inc.[1]	1,461,670	130,541,748
NetApp, Inc.[1]	2,632,350	35,378,784

		165,920,532

Electronic Equipment & Instruments—0.6%
FLIR Systems, Inc.[1]	1,219,760	24,895,302
Internet Software & Services—4.5%
eBay, Inc.[1]	2,682,920	29,163,340
Google, Inc., Cl. A1	493,586	166,827,132

		195,990,472

IT Services—5.8%
Accenture Ltd., Cl. A	1,142,600	33,352,494
Affiliated Computer Services, Inc., Cl. A1	562,935	26,249,659
MasterCard, Inc., Cl. A	558,810	88,308,744
SAIC, Inc.[1]	1,713,090	32,394,532
Visa, Inc., Cl. A	1,270,940	72,075,007

		252,380,436
F2 | OPPENHEIMER CAPITAL APPRECIATION FUND

	Shares	Value

Semiconductors & Semiconductor Equipment—4.0%
Applied Materials, Inc.	1,895,160	$17,454,424
Broadcom Corp., Cl. A1	3,315,235	54,535,616
Microchip Technology, Inc.	1,097,200	20,594,444
NVIDIA Corp.[1]	5,199,550	43,052,274
Texas Instruments, Inc.	2,698,840	38,728,354

		174,365,112

Software—4.5%
Adobe Systems, Inc.[1]	1,952,330	32,603,911
Microsoft Corp.	2,989,566	48,281,491
Nintendo Co. Ltd.	153,300	43,452,800
Oracle Corp.[1]	2,561,180	39,800,737
Salesforce.com, Inc.[1]	1,235,974	34,607,272

		198,746,211

Materials—6.5%
Chemicals—6.5%
Ecolab, Inc.	643,420	20,447,888
Monsanto Co.	2,016,113	153,768,939
Mosaic Co. (The)	154,267	6,641,194
Potash Corp. of Saskatchewan, Inc.	398,100	33,428,457
Praxair, Inc.	1,209,605	68,645,084

		282,931,562

Telecommunication Services—2.3%
Wireless Telecommunication Services—2.3%
Crown Castle International Corp.[1]	3,692,869	64,772,922
NII Holdings, Inc.[1]	2,705,743	34,660,567

		99,433,489

Total Common Stocks (Cost $5,236,404,734)		4,315,270,220
Other Securities—0.0%
Seagate Technology International, Inc.[1,2,3](Cost $0)	1,000,000	100,000
Investment Company—0.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.82%[4,5] (Cost $41,026,717)	41,026,717	41,026,717
Total Investments, at Value (Cost $5,277,431,451)	99.6%	4,356,396,937
Other Assets Net of Liabilities	0.4	17,903,144

Net Assets	100.0%	$4,374,300,081

F3 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments
1.	Non-income producing security.

2.	Illiquid security. The aggregate value of illiquid securities as of February 28, 2009 was $100,000, which represents less than 0.005% of the Fund’s net assets. See Note 6 of accompanying Notes.

3.	Escrow shares received as the result of issuer reorganization.

4.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 31, 2008	Additions	Reductions	February 28, 2009

Oppenheimer Institutional Money Market Fund, Cl. E	82,223,122	566,436,651	607,633,056	41,026,717

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$41,026,717	$486,254
5.	Rate shown is the 7-day yield as of February 28, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of February 28, 2009:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$4,190,870,986	$—
Level 2—Other Significant Observable Inputs	165,525,951	—
Level 3—Significant Unobservable Inputs	—	—

Total	$4,356,396,937	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
February 28, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $5,236,404,734)	$4,315,370,220
Affiliated companies (cost $41,026,717)	41,026,717

4,356,396,937
Cash	1,103,835
Receivables and other assets:
Investments sold	29,224,001
Dividends	6,171,133
Shares of beneficial interest sold	50,570
Other	469,171

Total assets	4,393,415,647

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	7,254,903
Investments purchased	6,522,598
Trustees’ compensation	1,650,196
Distribution and service plan fees	1,537,225
Transfer and shareholder servicing agent fees	1,351,895
Shareholder communications	694,299
Other	104,450

Total liabilities	19,115,566

Net Assets	$4,374,300,081

Composition of Net Assets
Par value of shares of beneficial interest	$175,533
Additional paid-in capital	6,988,903,064
Accumulated net investment loss	(11,223,354)
Accumulated net realized loss on investments and foreign currency transactions	(1,682,190,404)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(921,364,758)

Net Assets	$4,374,300,081

F5 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,785,620,958 and 110,579,976 shares of beneficial interest outstanding)	$25.19
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$26.73

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $286,387,349 and 12,679,432 shares of beneficial interest outstanding)	$22.59

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $339,251,604 and 15,139,371 shares of beneficial interest outstanding)	$22.41

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $117,120,720 and 4,753,992 shares of beneficial interest outstanding)	$24.64

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $845,919,450 and 32,380,292 shares of beneficial interest outstanding)	$26.12
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended February 28, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $54,598)	$22,960,609
Affiliated companies	486,254
Interest	65,090
Other income	280,840

Total investment income	23,792,793

Expenses
Management fees	15,958,008
Distribution and service plan fees:
Class A	4,144,589
Class B	1,839,082
Class C	2,153,382
Class N	399,712
Transfer and shareholder servicing agent fees:
Class A	6,724,681
Class B	826,729
Class C	774,728
Class N	447,401
Class Y	787,830
Shareholder communications:
Class A	303,910
Class B	112,146
Class C	40,539
Class N	6,174
Class Y	114,020
Trustees’ compensation	148,692
Custodian fees and expenses	81,268
Other	87,464

Total expenses	34,950,355
Less reduction to custodian expenses	(6,443)
Less waivers and reimbursements of expenses	(1,508,450)

Net expenses	33,435,462

Net Investment Loss	(9,642,669)
F7 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT O F OPERATIONS Unaudited / Continued

Realized and Unrealized Loss
Net realized loss on:
Investments from unaffiliated companies	$(1,318,063,175)
Foreign currency transactions	(15,984,457)

Net realized loss	(1,334,047,632)
Net change in unrealized depreciation on:
Investments	(2,295,800,863)
Translation of assets and liabilities denominated in foreign currencies	(71,269,068)

Net change in unrealized depreciation	(2,367,069,931)

Net Decrease in Net Assets Resulting from Operations	$(3,710,760,232)

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	February 28, 2009	Ended
	(Unaudited)	August 31, 2008

Operations
Net investment loss	$(9,642,669)	$(23,662,460)
Net realized loss	(1,334,047,632)	(253,118,086)
Net change in unrealized appreciation (depreciation)	(2,367,069,931)	(613,188,854)

Net decrease in net assets resulting from operations	(3,710,760,232)	(889,969,400)

Dividends and/or Distributions to Shareholders
Distributions from net realized gain:
Class A	—	(141,765,266)
Class B	—	(19,310,641)
Class C	—	(18,512,239)
Class N	—	(5,741,019)
Class Y	—	(23,667,836)

	—	(208,997,001)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(379,410,462)	869,318,963
Class B	(59,523,527)	(27,478,978)
Class C	(42,464,528)	86,959,766
Class N	(24,300,752)	44,751,870
Class Y	64,061,123	506,125,850

	(441,638,146)	1,479,677,471

Net Assets
Total increase (decrease)	(4,152,398,378)	380,711,070
Beginning of period	8,526,698,459	8,145,987,389

End of period (including accumulated net investment loss of $11,223,354 and $1,580,685, respectively)	$4,374,300,081	$8,526,698,459

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2009					Year Ended August 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$45.49	$50.67	$43.08	$41.45	$37.57	$35.39

Income (loss) from investment operations:
Net investment income (loss)	(.05)[1]	(.09)[1]	(.13)[1]	(.12)[1]	.26 [1,2]	.01
Net realized and unrealized gain (loss)	(20.25)	(4.00)	7.72	2.00	3.62	2.17

Total from investment operations	(20.30)	(4.09)	7.59	1.88	3.88	2.18

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	(.25)	—	—
Distributions from net realized gain	—	(1.09)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(1.09)	—	(.25)	—	—

Net asset value, end of period	$25.19	$45.49	$50.67	$43.08	$41.45	$37.57

Total Return, at Net Asset Value[3]	(44.63)%	(8.33)%	17.62%	4.53%	10.33%	6.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,785,621	$5,570,287	$5,437,581	$5,278,253	$5,633,688	$5,218,310

Average net assets (in thousands)	$3,526,934	$6,174,248	$5,386,165	$5,569,912	$5,597,821	$4,971,315

Ratios to average net assets:[4]
Net investment income (loss)	(0.31)%	(0.18)%	(0.27)%	(0.28)%	0.64%[2]	0.09%
Total expenses	1.24%[5]	1.07%[5]	1.05%[5]	1.07%	1.06%	1.09%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.19%	1.07%	1.05%	1.07%	1.06%	1.09%

Portfolio turnover rate	37%	64%	51%	83%	38%	45%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.17 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	1.24%
Year Ended August 31, 2008	1.07%
Year Ended August 31, 2007	1.05%
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER CAPITAL APPRECIATION FUND

	Six Months
	Ended
	February 28, 2009					Year Ended August 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$40.95	$46.05	$39.47	$38.08	$34.82	$33.09

Income (loss) from investment operations:
Net investment loss	(.15)[1]	(.42)[1]	(.46)[1]	(.45)[1]	(.08)[1,2]	(.36)
Net realized and unrealized gain (loss)	(18.21)	(3.59)	7.04	1.84	3.34	2.09

Total from investment operations	(18.36)	(4.01)	6.58	1.39	3.26	1.73

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized gain	—	(1.09)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(1.09)	—	—	—	—

Net asset value, end of period	$22.59	$40.95	$46.05	$39.47	$38.08	$34.82

Total Return, at Net Asset Value[3]	(44.84)%	(9.01)%	16.67%	3.65%	9.36%	5.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$286,387	$602,981	$723,519	$851,836	$1,041,045	$1,104,348

Average net assets (in thousands)	$371,486	$731,493	$806,550	$964,658	$1,099,380	$1,169,402

Ratios to average net assets:[4]
Net investment loss	(1.10)%	(0.94)%	(1.06)%	(1.13)%	(0.21)%[2]	(0.81)%
Total expenses	2.11%[5]	1.83%[5]	1.86%[5]	1.93%	1.93%	1.99%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.98%	1.83%	1.86%	1.92%	1.93%	1.97%

Portfolio turnover rate	37%	64%	51%	83%	38%	45%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	2.11%
Year Ended August 31, 2008	1.83%
Year Ended August 31, 2007	1.86%
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2009					Year Ended August 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$40.62	$45.68	$39.14	$37.73	$34.47	$32.72

Income (loss) from investment operations:
Net investment loss	(.14)[1]	(.40)[1]	(.44)[1]	(.41)[1]	(.05)[1,2]	(.16)
Net realized and unrealized gain (loss)	(18.07)	(3.57)	6.98	1.82	3.31	1.91

Total from investment operations	(18.21)	(3.97)	6.54	1.41	3.26	1.75

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized gain	—	(1.09)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(1.09)	—	—	—	—

Net asset value, end of period	$22.41	$40.62	$45.68	$39.14	$37.73	$34.47

Total Return, at Net Asset Value[3]	(44.83)%	(9.00)%	16.71%	3.74%	9.46%	5.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$339,252	$679,778	$687,083	$646,333	$691,467	$638,676

Average net assets (in thousands)	$434,453	$742,287	$678,427	$684,056	$681,646	$623,172

Ratios to average net assets:[4]
Net investment loss	(1.07)%	(0.92)%	(1.02)%	(1.05)%	(0.14)%[2]	(0.69)%
Total expenses	1.98%[5]	1.81%[5]	1.81%[5]	1.84%	1.84%	1.87%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.94%	1.81%	1.81%	1.84%	1.84%	1.87%

Portfolio turnover rate	37%	64%	51%	83%	38%	45%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	1.98%
Year Ended August 31, 2008	1.81%
Year Ended August 31, 2007	1.81%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER CAPITAL APPRECIATION FUND

	Six Months
	Ended
	February 28, 2009					Year Ended August 31,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$44.55	$49.80	$42.49	$40.91	$37.21	$35.17

Income (loss) from investment operations:
Net investment income (loss)	(.09)[1]	(.25)[1]	(.28)[1]	(.27)[1]	.11 [1,2]	(.08)
Net realized and unrealized gain (loss)	(19.82)	(3.91)	7.59	1.98	3.59	2.12

Total from investment operations	(19.91)	(4.16)	7.31	1.71	3.70	2.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	(.13)	—	—
Distributions from net realized gain	—	(1.09)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(1.09)	—	(.13)	—	—

Net asset value, end of period	$24.64	$44.55	$49.80	$42.49	$40.91	$37.21

Total Return, at Net Asset Value[3]	(44.69)%	(8.63)%	17.20%	4.16%	9.94%	5.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$117,121	$251,081	$241,593	$250,167	$245,932	$190,696

Average net assets (in thousands)	$160,787	$277,096	$257,444	$253,590	$221,007	$154,605

Ratios to average net assets:[4]
Net investment income (loss)	(0.60)%	(0.52)%	(0.60)%	(0.63)%	0.27%[2]	(0.25)%
Total expenses	1.67%[5]	1.42%[5]	1.39%[5]	1.42%	1.42%	1.46%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.46%	1.40%	1.39%	1.42%	1.42%	1.44%

Portfolio turnover rate	37%	64%	51%	83%	38%	45%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.17 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	1.67%
Year Ended August 31, 2008	1.42%
Year Ended August 31, 2007	1.39%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2009					Year Ended August 31,
Class Y	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$47.07	$52.20	$44.21	$42.52	$38.40	$36.04

Income (loss) from investment operations:
Net investment income	.02 [1]	.10 [1]	.07 [1]	.05 [1]	.45 [1,2]	.09
Net realized and unrealized gain (loss)	(20.97)	(4.14)	7.92	2.05	3.67	2.27

Total from investment operations	(20.95)	(4.04)	7.99	2.10	4.12	2.36

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	(.41)	—	—
Distributions from net realized gain	—	(1.09)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(1.09)	—	(.41)	—	—

Net asset value, end of period	$26.12	$47.07	$52.20	$44.21	$42.52	$38.40

Total Return, at Net Asset Value[3]	(44.51)%	(7.99)%	18.07%	4.93%	10.73%	6.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$845,919	$1,422,571	$1,056,211	$649,143	$1,186,649	$1,391,718

Average net assets (in thousands)	$992,652	$1,259,666	$865,096	$766,929	$1,210,587	$1,327,404

Ratios to average net assets:[4]
Net investment income	0.12%	0.20%	0.13%	0.11%	1.10%[2]	0.47%
Total expenses	0.78%[5]	0.69%[5]	0.66%[5]	0.70%	0.69%	0.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.75%	0.69%	0.66%	0.70%	0.69%	0.71%

Portfolio turnover rate	37%	64%	51%	83%	38%	45%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.18 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	0.78%
Year Ended August 31, 2008	0.69%
Year Ended August 31, 2007	0.66%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Capital Appreciation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
F15 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated
F16 | OPPENHEIMER CAPITAL APPRECIATION FUND

into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
The Fund’s Use of Leverage. Derivatives typically have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
F17 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIALSTATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended August 31, 2008, the Fund utilized $46,438,577 of capital loss carryforward to offset capital gains realized in that fiscal year. As of August 31, 2008, the Fund had available for federal income tax purposes post-October losses of $233,802,872 and $182,947 of post-October foreign currency losses.
     As of February 28, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,568,033,451 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 28, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$5,442,654,719

Gross unrealized appreciation	$319,671,831
Gross unrealized depreciation	(1,405,929,613)

Net unrealized depreciation	$(1,086,257,782)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution
F18 | OPPENHEIMER CAPITAL APPRECIATION FUND

method with respect to their benefits under the Plan. During the six months ended February 28, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$55,073
Payments Made to Retired Trustees	124,086
Accumulated Liability as of February 28, 2009	1,199,609
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
F19 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	9,763,942	$302,739,918	25,681,415	$1,275,894,300
Dividends and/or distributions reinvested	—	—	2,473,136	128,083,701
Acquisitions—Note 8	—	—	24,242,071	1,276,608,520
Redeemed	(21,637,707)	(682,150,380)	(37,263,587)	(1,811,267,558)

Net increase (decrease)	(11,873,765)	$(379,410,462)	15,133,035	$869,318,963

Class B
Sold	1,121,431	$30,119,588	2,277,460	$101,173,511
Dividends and/or distributions reinvested	—	—	395,530	18,542,446
Acquisitions—Note 8	—	—	4,230,388	202,686,406
Redeemed	(3,168,300)	(89,643,115)	(7,887,440)	(349,881,341)

Net decrease	(2,046,869)	$(59,523,527)	(984,062)	$(27,478,978)

Class C
Sold	1,527,493	$40,429,549	2,821,827	$124,283,173
Dividends and/or distributions reinvested	—	—	347,074	16,138,939
Acquisitions—Note 8	—	—	2,494,432	118,555,942
Redeemed	(3,124,477)	(82,894,077)	(3,967,061)	(172,018,288)

Net increase (decrease)	(1,596,984)	$(42,464,528)	1,696,272	$86,959,766

F20 | OPPENHEIMER CAPITAL APPRECIATION FUND

	Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

Class N
Sold	788,359	$23,265,356	1,552,152	$74,488,179
Dividends and/or distributions reinvested	—	—	102,322	5,201,995
Acquisitions—Note 8	—	—	1,495,894	77,172,752
Redeemed	(1,670,713)	(47,566,108)	(2,365,110)	(112,111,056)

Net increase (decrease)	(882,354)	$(24,300,752)	785,258	$44,751,870

Class Y
Sold	6,650,627	$209,298,455	14,104,959	$712,028,588
Dividends and/or distributions reinvested	—	—	397,723	21,254,348
Acquisitions—Note 8	—	—	1,008,258	54,681,820
Redeemed	(4,490,009)	(145,237,332)	(5,525,588)	(281,838,906)

Net increase	2,160,618	$64,061,123	9,985,352	$506,125,850

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund and OFI Liquid Assets Fund, LLC for the six months ended February 28, 2009, were as follows:

	Purchases	Sales

Investment securities	$2,092,085,644	$2,537,992,089
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $700 million	0.60
Next $1 billion	0.58
Next $2 billion	0.56
Next $2 billion	0.54
Next $2 billion	0.52
Next $2.5 billion	0.50
Over $11 billion	0.48
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2009, the Fund paid $8,596,591 to OFS for services to the Fund.
F21 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class B, Class C and Class N shares were $32,016,069, $19,222,476 and $5,812,827, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the
F22 | OPPENHEIMER CAPITAL APPRECIATION FUND

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 28, 2009	$608,879	$7,248	$456,757	$20,071	$3,252
Waivers and Reimbursements of Expenses. Effective July 1, 2003, the Manager has voluntarily undertaken to waive fees or reimburse expenses of Class Y shares so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” of Class Y shares do not exceed 0.75% of average daily net assets. The Manager may amend or withdraw these waivers and reimbursements at any time without notice to shareholders. During the six months ended February 28, 2009, the Manager reimbursed $156,047 for Class Y shares.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2009, OFS waived $860,528, $234,468, $68,301 and $164,946 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended February 28, 2009, the Manager waived $24,160 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of February 28, 2009, the Fund had no outstanding forward contracts.
F23 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Illiquid Securities
As of February 28, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
8. Acquisitions
Acquisition of Oppenheimer Enterprise Fund. On December 6, 2007, the Fund acquired all of the net assets of Oppenheimer Enterprise Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Enterprise Fund shareholders on November 30, 2007. The Fund issued (at an exchange ratio of 0.330252 for Class A, 0.330480 for Class B, 0.333725 for Class C, 0.330601 for Class N and 0.331157 for Class Y of the Fund to one share of Oppenheimer Enterprise Fund) 2,355,831; 647,939; 414,965; 1,083,571 and 223,067 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $123,445,542, $30,731,728, $19,519,982, $55,738,877 and $12,061,279 in exchange for the net assets, resulting in combined Class A net assets of $7,093,539,541, Class B net assets of $892,790,045, Class C net assets of $839,221,703, Class N net assets of $333,435,765 and Class Y net assets of $1,215,931,488 on December 6, 2007. The net assets acquired included net unrealized appreciation of $29,718,252 and an unused capital loss carryforward of $302,145,508, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.
Acquisition of Oppenheimer Growth Fund. On November 8, 2007, the Fund acquired all of the net assets of Oppenheimer Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Growth Fund shareholders on November 2, 2007. The Fund issued (at an exchange ratio of 0.687366 for Class A, 0.682644 for Class B, 0.699572 for Class C, 0.689827 for Class N and 0.674404 for Class Y of the Fund to one share of Oppenheimer Growth Fund) 20,020,561; 2,867,901; 1,638,942; 319,321 and 737,937 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at
F24 | OPPENHEIMER CAPITAL APPRECIATION FUND

$1,052,080,459, $136,798,881, $77,538,345, $16,483,392 and $39,981,416 in exchange for the net assets, resulting in combined Class A net assets of $6,714,105,786, Class B net assets of $849,545,980, Class C net assets of $790,187,644, Class N net assets of $267,719,775 and Class Y net assets of $1,113,923,160 on November 8, 2007. The net assets acquired included net unrealized appreciation of $144,800,454 and an unused capital loss carryforward of $281,079,134, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.
Acquisition of Oppenheimer Emerging Technologies Fund. On October 25, 2007, the Fund acquired all of the net assets of Oppenheimer Emerging Technologies Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Emerging Technologies Fund shareholders on October 19, 2007. The Fund issued (at an exchange ratio of 0.072494 for Class A, 0.076031 for Class B, 0.076738 for Class C, 0.072686 for Class N and 0.073348 for Class Y of the Fund to one share of Oppenheimer Emerging Technologies Fund) 1,865,679; 714,548; 440,525; 93,002 and 47,254 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $101,082,519, $35,155,797, $21,497,615, $4,950,483 and $2,639,125 in exchange for the net assets, resulting in combined Class A net assets of $6,054,910,103, Class B net assets of $778,891,603, Class C net assets of $761,499,825, Class N net assets of $266,537,439 and Class Y net assets of $1,134,454,218 on October 25, 2007. The net assets acquired included net unrealized appreciation of $28,193,198 and an unused capital loss carryforward of $438,362,602, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.
F25 | OPPENHEIMER CAPITAL APPRECIATION FUND

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F26 | OPPENHEIMER CAPITAL APPRECIATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER CAPITAL APPRECIATION FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Capital Appreciation Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date:	04/13/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date:	04/13/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date:	04/13/2009